Description of Company and Nature of Business (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Entity Incorporation, State Country Name	state of Delaware	Delaware
Entity Incorporation, Date of Incorporation	May 24, 2005	May 24, 2005
Deficit accumulated during development stage	$ 54,891,560	$ 46,974,678	$ 37,443,419